UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04494

The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Asset Fund

Semiannual Report — June 30, 2023

To Our Shareholders,

For the six months ended June 30, 2023, the net asset value (NAV) total return per class AAA Share of The Gabelli Asset Fund was 7.2% compared with a total return of 16.9% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See page 4 for the performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2023.

Investment Objective and Strategy (Unaudited)

The Fund primarily seeks to provide growth of capital. The Fund’s secondary goal is to provide current income.

The Fund’s investment strategy is to invest primarily in common and preferred stocks. The Fund focuses on companies that appear underpriced relative to their private market value (PMV). PMV is the value the Fund’s investment adviser, Gabelli Funds, LLC, believes informed investors would be willing to pay for a company. Under normal market conditions, the Fund invests at least 80% of its assets in stocks that are listed on a recognized securities exchange or similar market. The portfolio managers will invest in companies that, in the public market, are selling at a significant discount to the portfolio managers’ assessment of their PMV. The portfolio managers consider factors such as price, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The portfolio managers also consider changes in economic and political outlooks as well as individual corporate developments.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

March saw Silicon Valley Bank become the second biggest bank failure in U.S. history, after losses in its held-to-maturity bond portfolio precipitated a new twist on an old-fashioned bank run. Social media fanned depositor panic and online accounts facilitated withdrawals. New York based Signature Bank (which embarked on an ill considered expansion into cryptocurrency in recent years) failed the same weekend, and bank stocks broadly came under pressure as investors braced for who might be next. The Federal Reserve, FDIC, and Treasury Department acted swiftly, taking over both banks and making depositors whole. This raises the question: will uninsured deposits be guaranteed at other banks if they also fail? So far, this step has not been taken explicitly, though there has been discussion of raising the $250,000 FDIC limit for insured deposits. Trying to balance stability in the banking system while still burnishing its inflation fighting credentials, the Fed, following its 25 bps increase in the federal funds rate in February, ultimately decided to raise rates 25 bps again in March to 4.75%-5%. The Fed has a challenging tightrope walk in decisions on future rate hikes, which will depend on the situation of both inflation and the economy in coming months.

Throughout the quarter, inflation continued to be persistently high, if falling (+6% in February compared with a peak of +9.1% last June), and investors became concerned about how high rates may need to climb to achieve the Fed’s inflation target of 2%. At the same time, economic conditions worsened, stoking a fear of the “hard landing” the Fed has tried so hard to avoid. This initially led to a market decline as higher rates – all else being equal – result in lower equity prices due to a higher discount rate on future cash flows. Commodities also broadly fell, with WTI crude oil prices reaching the mid $60s, down from a peak of over $80 in the quarter and over $120 last year, and gold falling to just over $1,800 per ounce from over $1,950 earlier in the quarter. However, both rallied into the end of quarter (especially after Saudi Arabia’s production cut announced on April 2nd) with oil and gold each sitting at ~$80 and ~$2,000, respectively, as of this writing. Finally, geopolitical tensions have persisted, as Russia’s invasion of Ukraine passed its one year mark with no clear sign of the war being won by either side anytime soon, and the relationship between the U.S. and China continued to be marked by unease.

With the Great Financial Crisis still in recent memory, market reaction to the banking crisis was swift, with equities initially selling off and the yield on the 10-year U.S. Treasury Note falling from 4.1% at its peak to 3.5% at quarter end. Stabilization of the banking situation led to a market rally, as lower rates are good for equities generally, especially so-called growth stocks with more distant future cash flows. Mega cap tech stocks, which also benefited from being considered safe havens with large cash balances, were the main beneficiaries. As these stocks make up a large component of the S&P 500 Index, this dynamic ultimately offset woes for banks and more cyclical sectors during the quarter and gave the market a strong, if tenuous, start to the year, with the S&P 500 increasing 7.5%.

Global equities rose in the second quarter (S&P 500 +9%) and for the first half (+17%) as the market ascribed higher odds to ending the current interest rate hiking cycle with a soft landing (short, shallow recession) rather than a hard landing (long, deep recession). A June extension of the U.S. debt ceiling, limited fallout from the March bank failures, and efforts to temper a hot war in Ukraine and a cold war with China buoyed sentiment. Meanwhile, Artificial Intelligence (AI) injected some serious Fear of Missing Out (FOMO) into the market leading to panic buying of tech stocks. Both inflation and growth are clearly slowing, but with the economy mid-rotation, it is premature to call the landing. We remain cautious but optimistic about the remainder of the year, especially as areas we tend to favor have room to catch up to the narrow few that have led the market thus far.

The Federal Reserve and its peers around the world navigate the triad of growth, inflation, and interest rates with limited tools. Since March 2022, the Fed has raised interest rates ten times/500 basis points and switched from Quantitative Easing to Quantitative Tightening in a quest to bring inflation to its target 2% range. Current expectations include at least one more hike this year, with cuts coming in 2024. The Fed received an assist from a normalizing supply chain and tighter credit standards resulting from March’s bank turmoil; on the other hand, a hot equity market padding consumer wealth has not done the Fed any favors.

Economic data has generally exceeded expectations. Headline inflation likely peaked at 9.1% one year ago in June 2022 and, then flattened.

Selected holdings that contributed positively to performance for the six months ended June 30, 2023, were: AMETEK Inc. (3.0% of net assets as of June 30, 2023); Sony Group Corp. (2.3%) which designs, develops, produces, and sells electronic equipment, instruments, and devices for the consumer, professional, and industrial markets; and Republic Services Inc. (1.8%) which offers environmental service in the United States.

Some of our weaker performing holdings during the period were: Deere & Co. (3.0%) which manufactures and distributes various equipment worldwide; CVS Health Corp. (0.4%) a provider of health services in the United States; and CNH Industrial NV (1.2%) an equipment and services company that engages in the design, production, marketing, sale, and financing of agricultural and construction equipment.

Thank you for your investment in The Gabelli Asset Fund.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2023 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (3/3/86)
Class AAA (GABAX)	7.16%	15.18%	7.26%	8.25%	8.25%	11.20%
S&P 500 Index (b)	16.89	19.59	12.31	12.86	10.88	10.72
Class A (GATAX)	7.17	15.17	7.26	8.25	8.25	11.20
With sales charge (c)	1.00	8.55	5.99	7.61	7.82	11.02
Class C (GATCX)	6.78	14.32	6.46	7.44	7.45	10.77
With contingent deferred sales charge (d)	5.78	13.32	6.46	7.44	7.45	10.77
Class I (GABIX)	7.29	15.47	7.52	8.52	8.52	11.32

(a)	Returns would have been lower had Gabelli Funds, LLC (the Adviser) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.
(b)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index. Since inception performance is as of February 28, 1986.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated April 28, 2023, the expense ratios for Class AAA, A, C, and I are 1.35%, 1.35%, 2.10%, and 1.10%, respectively. See page 16 for the expense ratios for the six months ended June 30, 2023. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

The Gabelli Asset Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2023 through June 30, 2023	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2022.

	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Annualized Expense Ratio	Expenses Paid During Period *
The Gabelli Asset Fund
Actual Fund Return
Class AAA	$1,000.00	$1,071.60	1.38%	$7.09
Class A	$1,000.00	$1,071.70	1.38%	$7.09
Class C	$1,000.00	$1,067.80	2.13%	$10.92
Class I	$1,000.00	$1,072.90	1.13%	$5.81
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.95	1.38%	$6.90
Class A	$1,000.00	$1,017.95	1.38%	$6.90
Class C	$1,000.00	$1,014.23	2.13%	$10.64
Class I	$1,000.00	$1,019.19	1.13%	$5.66

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2023:

The Gabelli Asset Fund

Food and Beverage	14.2%
Equipment and Supplies	9.5%
Financial Services	8.5%
Machinery	6.5%
Diversified Industrial	6.4%
Health Care	5.7%
Entertainment	5.2%
Electronics	4.4%
Automotive: Parts and Accessories	4.1%
Consumer Products	3.2%
Energy and Utilities	3.1%
Metals and Mining	3.0%
Environmental Services	2.8%
Business Services	2.7%
Cable and Satellite	2.5%
Retail	2.4%
Computer Software and Services	1.9%
Publishing	1.7%
Broadcasting	1.6%
Transportation	1.3%
Building and Construction	1.1%
Hotels and Gaming	1.0%
Automotive	0.9%
Specialty Chemicals	0.9%
Telecommunications	0.8%
U.S. Government Obligations	0.8%
Real Estate	0.6%
Aerospace	0.6%
Consumer Services	0.5%
Agriculture	0.5%
Manufactured Housing and Recreational Vehicles	0.5%
Aviation: Parts and Services	0.3%
Wireless Communications	0.3%
Computer Hardware	0.2%
Communications Equipment	0.2%
Closed-End Funds	0.1%
Airlines	0.0%*
Other Assets and Liabilities (Net)	(0.0)%*
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Asset Fund

Schedule of Investments — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.1%
	Aerospace — 0.6%
2,000	Astronics Corp.†	$17,959	$39,720
9,000	HEICO Corp.	736,228	1,592,460
11,425	L3Harris Technologies Inc.	1,431,503	2,236,672
4,850	Lockheed Martin Corp.	143,317	2,232,843
6,200	Northrop Grumman Corp.	438,016	2,825,960
2,675	Raytheon Technologies Corp.	251,080	262,043
118,400	Rolls-Royce Holdings plc†	193,137	227,131
1,250	The Boeing Co.†	241,882	263,950
		3,453,122	9,680,779
	Agriculture — 0.5%
112,000	Archer-Daniels-Midland Co.	1,127,762	8,462,720
20,000	The Mosaic Co.	350,946	700,000
		1,478,708	9,162,720
	Airlines — 0.0%
33	American Airlines Group Inc.†	596	592

	Automotive — 0.9%
1,500	Daimler Truck Holding AG	50,211	54,015
5,000	Ferrari NV	189,262	1,626,050
316,050	Iveco Group NV†	1,582,700	2,845,898
129,000	PACCAR Inc.	437,890	10,790,850
46,000	Traton SE	807,684	983,826
2,900	Volkswagen AG	115,571	483,849
		3,183,318	16,784,488
	Automotive: Parts and Accessories — 4.1%
2,500	Aptiv plc†	268,836	255,225
72,550	BorgWarner Inc.	296,069	3,548,420
78,814	Brembo SpA	150,814	1,167,905
336,000	Dana Inc.	2,775,990	5,712,000
252,440	Garrett Motion Inc.†	1,483,445	1,910,971
229,200	Genuine Parts Co.	5,336,253	38,787,516
94,000	Modine Manufacturing Co.†	1,269,803	3,103,880
3,000	Monro Inc.	139,355	121,890
17,700	O’Reilly Automotive Inc.†	437,365	16,908,810
28,000	Standard Motor Products Inc.	228,943	1,050,560
		12,386,873	72,567,177
	Aviation: Parts and Services — 0.3%
20,000	Curtiss-Wright Corp.	61,250	3,673,200
77,500	Kaman Corp.	1,008,673	1,885,575
		1,069,923	5,558,775
	Broadcasting — 1.6%
2,000	Cogeco Communications Inc.	116,074	106,722
16,800	Cogeco Inc.	319,276	708,523
Shares		Cost	Market Value
36,000	Corus Entertainment Inc., Cl. B	$57,001	$35,892
29,750	Liberty Broadband Corp., Cl. A†	25,596	2,371,968
68,663	Liberty Broadband Corp., Cl. C†	53,677	5,500,593
34,150	Liberty Media Corp.- Liberty Formula One, Cl. A†	137,767	2,309,223
39,100	Liberty Media Corp.- Liberty Formula One, Cl. C†	17,754	2,943,448
50,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	20,644	1,640,500
233,147	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	1,526,218	7,630,901
17,500	Nexstar Media Group Inc.	1,530,621	2,914,625
100,000	Sinclair Inc.	2,922,249	1,382,000
16,000	TBS Holdings Inc.	211,657	290,738
		6,938,534	27,835,133
	Building and Construction — 1.1%
56,650	Arcosa Inc.	174,178	4,292,370
700	Ashtead Group plc	35,034	48,397
33,200	Assa Abloy AB, Cl. B	563,280	797,267
37,100	Fortune Brands Innovations Inc.	386,733	2,669,345
55,000	Herc Holdings Inc.	1,846,537	7,526,750
35,000	Johnson Controls International plc	613,286	2,384,900
13,000	KBR Inc.	412,971	845,780
14,000	Knife River Corp.†	536,178	609,000
1,000	Lennar Corp., Cl. B	97,787	112,980
33,000	Masterbrand Inc.†	55,086	383,790
		4,721,070	19,670,579
	Business Services — 2.7%
120,000	Clear Channel Outdoor Holdings Inc.†	109,326	164,400
20,000	Diebold Nixdorf Inc.†	17,100	1,060
19,300	Ecolab Inc.	152,014	3,603,117
9,000	Live Nation Entertainment Inc.†	77,805	819,990
72,655	Mastercard Inc., Cl. A	283,354	28,575,211
19,000	Rentokil Initial plc, ADR	550,415	741,190
48,000	The Interpublic Group of Companies Inc.	252,141	1,851,840
3,800	United Rentals Inc.	655,719	1,692,406
18,000	V2X Inc.†	85,612	892,080
40,800	Visa Inc., Cl. A	448,800	9,689,184
		2,632,286	48,030,478
	Cable and Satellite — 2.5%
37,400	AMC Networks Inc., Cl. A†	0	446,930

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
6,650	Charter Communications Inc., Cl. A†	$1,692,008	$2,443,011
389,200	Comcast Corp., Cl. A	3,411,379	16,171,260
256,500	DISH Network Corp., Cl. A†	4,198,149	1,690,335
19,600	EchoStar Corp., Cl. A†	321,148	339,864
130,000	Liberty Global plc, Cl. A†	425,609	2,191,800
293,750	Liberty Global plc, Cl. C†	4,177,581	5,219,937
7,850	Naspers Ltd., Cl. N	307,004	1,417,661
6,100	Prosus NV	511,813	446,706
322,900	Rogers Communications Inc., Cl. B	1,409,336	14,737,156
		16,454,027	45,104,660
	Communications Equipment — 0.2%
77,000	Corning Inc.	186,469	2,698,080
3,100	QUALCOMM Inc.	387,372	369,024
		573,841	3,067,104
	Computer Hardware — 0.2%
11,900	Apple Inc.	310,894	2,308,243
6,800	Intel Corp.	358,478	227,392
5,150	International Business Machines Corp.	649,995	689,121
		1,319,367	3,224,756
	Computer Software and Services — 1.9%
11,200	Activision Blizzard Inc.†	756,353	944,160
10,900	Alphabet Inc., Cl. A†	787,934	1,304,730
83,500	Alphabet Inc., Cl. C†	2,016,905	10,100,995
6,850	Cisco Systems Inc.	322,952	354,419
4,900	Gen Digital Inc.	94,728	90,895
23,000	Hewlett Packard Enterprise Co.	153,967	386,400
4,100	Kyndryl Holdings Inc.†	43,797	54,448
30,000	Meta Platforms Inc., Cl. A†	5,096,523	8,609,400
16,000	Microsoft Corp.	2,847,895	5,448,640
2,650	Oracle Corp.	199,406	315,588
50,000	PAR Technology Corp.†	1,809,140	1,646,500
13,500	Rockwell Automation Inc.	284,946	4,447,575
1,850	Salesforce Inc.†	330,567	390,831
27,000	Vimeo Inc.†	15,494	111,240
1,900	VMware Inc., Cl. A†	96,905	273,011
		14,857,512	34,478,832
	Consumer Products — 3.2%
25,000	Brunswick Corp.	600,779	2,166,000
10,700	Christian Dior SE	296,073	9,492,458
38,500	Church & Dwight Co. Inc.	59,102	3,858,855
375,100	Edgewell Personal Care Co.	8,019,459	15,495,381
102,750	Energizer Holdings Inc.	498,049	3,450,345
9,350	Essity AB, Cl. A	124,094	248,372
41,650	Essity AB, Cl. B	467,387	1,108,700
Shares		Cost	Market Value
3,100	Givaudan SA	$1,058,910	$10,269,259
28,000	Harley-Davidson Inc.	70,525	985,880
1,700	Hermes International	589,066	3,691,529
3,500	National Presto Industries Inc.	97,930	256,200
31,925	Reckitt Benckiser Group plc	1,005,892	2,397,005
60,000	Sally Beauty Holdings Inc.†	434,670	741,000
4,300	The Estee Lauder Companies Inc., Cl. A	278,668	844,434
15,000	The Procter & Gamble Co.	401,463	2,276,100
1,200	Unilever plc	61,090	62,446
31,000	Wolverine World Wide Inc.	144,166	455,390
		14,207,323	57,799,354
	Consumer Services — 0.5%
2,000	Allegion plc	20,130	240,040
2,150	Amazon.com Inc.†	227,536	280,274
1,000	FedEx Corp.	160,700	247,900
19,500	IAC Inc.†	41,699	1,224,600
171,000	Rollins Inc.	152,255	7,323,930
5,650	Uber Technologies Inc.†	201,536	243,911
250	United Parcel Service Inc., Cl. B	47,819	44,812
		851,675	9,605,467
	Diversified Industrial — 6.4%
10,100	ABB Ltd., ADR	229,191	396,425
450	Acuity Brands Inc.	5,311	73,386
1,000	Agilent Technologies Inc.	85,733	120,250
35,000	Ampco-Pittsburgh Corp.†	87,762	111,300
60,000	Avantor Inc.†	1,368,974	1,232,400
300,000	Bollore SE	1,722,988	1,869,226
199,300	Crane Co.	1,648,348	17,761,616
73,150	Crane NXT Co.	270,128	4,128,586
85,150	Eaton Corp. plc	3,147,089	17,123,665
4,400	Emerson Electric Co.	411,062	397,716
8,000	EnPro Industries Inc.	419,105	1,068,240
1,875	General Electric Co.	126,411	205,969
121,450	Greif Inc., Cl. A	2,472,421	8,366,690
50,650	Honeywell International Inc.	1,126,418	10,509,875
4,000	Hyster-Yale Materials Handling Inc.	132,854	223,360
19,000	Ingersoll Rand Inc.	68,993	1,241,840
180,425	ITT Inc.	1,144,357	16,817,414
15,000	Jardine Matheson Holdings Ltd.	739,446	759,750
236,150	Myers Industries Inc.	1,420,331	4,588,395
20,000	nVent Electric plc	211,407	1,033,400
7,000	Park-Ohio Holdings Corp.	144,993	133,000
28,000	Pentair plc	655,750	1,808,800
325	Siemens AG	50,707	54,097
6,500	Sulzer AG	394,305	558,460

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
9,300	Svenska Cellulosa AB SCA, Cl. A	$32,783	$118,822
36,800	Svenska Cellulosa AB SCA, Cl. B	103,096	468,984
177,050	Textron Inc.	2,473,371	11,973,892
263,000	Toray Industries Inc.	1,833,531	1,458,853
19,300	Trane Technologies plc	213,256	3,691,318
201,000	Trinity Industries Inc.	611,981	5,167,710
3,000	Waters Corp.†	221,779	799,620
		23,573,881	114,263,059
	Electronics — 4.4%
140,000	Flex Ltd.†	2,531,705	3,869,600
10,500	Kyocera Corp., ADR	282,635	570,412
1,350	Mettler-Toledo International Inc.†	189,451	1,770,714
385,000	Mirion Technologies Inc.†	3,564,342	3,253,250
263,000	Resideo Technologies Inc.†	2,133,644	4,644,580
2,100	Samsung Electronics Co. Ltd., GDR	383,541	2,910,600
458,400	Sony Group Corp., ADR	8,377,839	41,274,336
30,200	TE Connectivity Ltd.	710,245	4,232,832
76,800	Texas Instruments Inc.	1,668,106	13,825,536
5,000	Thermo Fisher Scientific Inc.	999,671	2,608,750
		20,841,179	78,960,610
	Energy and Utilities — 3.1%
6,000	APA Corp.	201,449	205,020
53,000	BP plc, ADR	919,045	1,870,370
70,225	Chevron Corp.	2,206,082	11,049,903
34,500	ConocoPhillips	2,983,002	3,574,545
85,000	Devon Energy Corp.	988,539	4,108,900
25,000	Dril-Quip Inc.†	681,919	581,750
27,000	Enbridge Inc.	621,219	1,003,050
72,850	EOG Resources Inc.	177,912	8,336,954
64,500	Exxon Mobil Corp.	3,559,177	6,917,625
132,000	Halliburton Co.	3,726,343	4,354,680
800	Hess Corp.	106,637	108,760
22,000	Kinder Morgan Inc.	278,853	378,840
59,500	National Fuel Gas Co.	2,738,021	3,055,920
2,350	NextEra Energy Inc.	178,609	174,370
23,000	NextEra Energy Partners LP	1,593,641	1,348,720
34,000	Occidental Petroleum Corp.	2,079,323	1,999,200
160,000	PG&E Corp.†	1,611,690	2,764,800
5,600	Shell plc, ADR	238,574	338,128
27,500	Southwest Gas Holdings Inc.	474,755	1,750,375
89,500	The AES Corp.	247,915	1,855,335
3,707	Vitesse Energy Inc.	12,486	83,037
			Market
Shares		Cost	Value
26	Weatherford International plc†	$19,539	$1,727
		25,644,730	55,862,009
	Entertainment — 5.2%
118,700	Fox Corp., Cl. A	4,915,159	4,035,800
30,000	Fox Corp., Cl. B	875,606	956,700
906,100	Grupo Televisa SAB, ADR	7,595,051	4,648,293
117,800	Liberty Media Corp.- Liberty Braves, Cl. A†	2,732,866	4,820,376
291,650	Liberty Media Corp.- Liberty Braves, Cl. C†	6,268,014	11,555,173
167,870	Madison Square Garden Entertainment Corp.†	127,504	5,643,789
123,533	Madison Square Garden Sports Corp.	525,668	23,230,381
374,591	Paramount Global, Cl. A	5,767,883	6,952,409
100,000	Paramount Global, Cl. B	2,901,470	1,591,000
170,070	Sphere Entertainment Co.†	127,075	4,658,217
104,225	The Walt Disney Co.†	838,245	9,305,208
515,000	Vivendi SE	6,411,151	4,723,903
887,150	Warner Bros Discovery Inc.†	6,550,010	11,124,861
		45,635,702	93,246,110
	Environmental Services — 2.8%
215,000	Republic Services Inc.	1,545,208	32,931,550
79,000	Waste Connections Inc.	2,925,364	11,291,470
28,200	Waste Management Inc.	393,182	4,890,444
		4,863,754	49,113,464
	Equipment and Supplies — 9.5%
331,200	AMETEK Inc.	496,473	53,614,656
22,000	Amphenol Corp., Cl. A	21,214	1,868,900
16,350	AZZ Inc.	677,285	710,571
45,950	Crown Holdings Inc.	207,156	3,991,676
130,050	CTS Corp.	630,627	5,544,032
5,100	Danaher Corp.	137,460	1,224,000
11,050	Distribution Solutions Group Inc.†	185,626	575,263
348,500	Donaldson Co. Inc.	521,868	21,784,735
382,750	Flowserve Corp.	1,690,805	14,219,163
56,000	Graco Inc.	856,128	4,835,600
12,000	Hubbell Inc.	1,774,267	3,978,720
80,950	IDEX Corp.	296,617	17,425,297
39,150	Interpump Group SpA	153,863	2,173,618
99,000	Mueller Industries Inc.	2,557,947	8,640,720
94,000	Sealed Air Corp.	1,776,694	3,760,000
24,000	The Manitowoc Co. Inc.†	72,224	451,920
47,150	The Timken Co.	1,749,500	4,315,639
16,200	The Toro Co.	278,678	1,646,730
68,000	The Weir Group plc	286,137	1,516,482
19,800	Valmont Industries Inc.	578,515	5,762,790

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
66,300	Watts Water Technologies Inc., Cl. A	$667,141	$12,181,299
		15,616,225	170,221,811
	Financial Services — 8.5%
42,000	AllianceBernstein Holding LP	0	1,350,720
149,800	American Express Co.	1,753,507	26,095,160
1,500	Ameriprise Financial Inc.	47,262	498,240
16,400	Bank of America Corp.	92,211	470,516
70	Berkshire Hathaway Inc., Cl. A†	211,767	36,246,700
69,750	Blackstone Inc.	666,567	6,484,658
5,625	Brookfield Asset Management Ltd., Cl. A	46,657	183,544
22,500	Brookfield Corp.	209,913	757,125
20,800	Citigroup Inc.	584,258	957,632
40,000	FTAI Aviation Ltd.	666,134	1,266,400
70,000	GAM Holding AG†	111,903	42,232
39,000	Interactive Brokers Group Inc., Cl. A	627,366	3,239,730
2,750	Intercontinental Exchange Inc.	342,324	310,970
31,500	Jefferies Financial Group Inc.	275,117	1,044,855
64,575	JPMorgan Chase & Co.	2,145,550	9,391,788
23,000	Kinnevik AB, Cl. A†	420,575	356,558
40,000	Kinnevik AB, Cl. B†	429,549	554,085
81,150	KKR & Co. Inc.	572,826	4,544,400
1,200	LendingTree Inc.†	9,514	26,532
87,000	Loews Corp.	4,696,177	5,166,060
6,450	M&T Bank Corp.	258,217	798,252
22,700	Marsh & McLennan Companies Inc.	583,845	4,269,416
1,150	Nasdaq Inc.	58,721	57,327
12,100	PayPal Holdings Inc.†	362,793	807,433
12,500	Popular Inc.	184,332	756,500
20,000	PROG Holdings Inc.†	17,401	642,400
118,800	State Street Corp.	2,601,799	8,693,784
9,750	T. Rowe Price Group Inc.	136,841	1,092,195
368,400	The Bank of New York Mellon Corp.	9,423,712	16,401,168
21,500	The Goldman Sachs Group Inc.	3,224,506	6,934,610
20,000	The Hartford Financial Services Group Inc.	613,540	1,440,400
25,100	The PNC Financial Services Group Inc.	982,349	3,161,345
9,000	Value Line Inc.	122,382	413,100
Shares		Cost	Market Value
162,100	Wells Fargo & Co.	$4,564,575	$6,918,428
		37,044,190	151,374,263
	Food and Beverage — 14.2%
65,709	BellRing Brands Inc.†	323,278	2,404,949
642,400	Brown-Forman Corp., Cl. A	2,772,476	43,728,168
85,450	Brown-Forman Corp., Cl. B	335,153	5,706,351
22,000	Campbell Soup Co.	581,589	1,005,620
766,150	China Mengniu Dairy Co. Ltd.	1,130,204	2,884,306
23,400	Coca-Cola Europacific Partners plc	457,809	1,507,662
15,400	Coca-Cola HBC AG	215,080	458,635
49,000	Conagra Brands Inc.	1,132,638	1,652,280
11,800	Constellation Brands Inc., Cl. A	162,368	2,904,334
28,000	Crimson Wine Group Ltd.†	202,307	187,600
92,100	Danone SA	3,284,521	5,642,043
30,000	Davide Campari-Milano NV	45,593	415,420
1,400	Diageo plc	62,141	60,079
196,850	Diageo plc, ADR	7,975,338	34,149,538
83,000	Farmer Brothers Co.†	605,540	229,910
224,000	Flowers Foods Inc.	393,306	5,573,120
31,500	Fomento Economico Mexicano SAB de CV, ADR	1,066,413	3,491,460
69,000	General Mills Inc.	1,036,211	5,292,300
1,456,300	Grupo Bimbo SAB de CV, Cl. A	581,136	7,822,178
10,000	Heineken Holding NV	407,450	869,141
74,150	Heineken NV	3,255,387	7,620,337
19,350	Heineken NV, ADR	465,264	996,138
128,050	ITO EN Ltd.	2,687,129	3,522,163
7,000	John Bean Technologies Corp.	106,661	849,100
20,000	Kellogg Co.	522,250	1,348,000
58,050	Kerry Group plc, Cl. A	678,254	5,609,125
400	Kerry Group plc, Cl. A	36,921	39,013
165,700	Kikkoman Corp.	1,766,131	9,407,217
3,000	Lamb Weston Holdings Inc.	175,333	344,850
16,950	LVMH Moet Hennessy Louis Vuitton SE	592,988	15,961,910
55,000	Maple Leaf Foods Inc.	971,833	1,074,467
37,000	MEIJI Holdings Co. Ltd.	387,566	825,157
149,000	Mondelēz International Inc., Cl. A	2,706,980	10,868,060
44,000	Morinaga Milk Industry Co. Ltd.	794,833	1,438,664
19,500	National Beverage Corp.†	921,242	942,825
40,300	Nestlé SA	2,268,614	4,844,735
94,300	Nissin Foods Holdings Co. Ltd.	3,126,544	7,783,451

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
83	Nomad Foods Ltd.†	$2,103	$1,454
52,950	PepsiCo Inc.	1,799,857	9,807,399
45,000	Pernod Ricard SA	3,547,847	9,938,650
71,300	Post Holdings Inc.†	500,766	6,178,145
64,800	Remy Cointreau SA	3,583,069	10,390,799
16,450	Suntory Beverage & Food Ltd.	524,300	594,181
2,000	The Boston Beer Co. Inc., Cl. A†	659,126	616,880
20,000	The Coca-Cola Co.	453,473	1,204,400
1,150	The Hain Celestial Group Inc.†	7,746	14,387
19,400	The J.M. Smucker Co.	573,617	2,864,798
72,500	The Kraft Heinz Co.	2,670,103	2,573,750
220,000	Tingyi (Cayman Islands) Holding Corp.	496,395	341,960
24,771	Tootsie Roll Industries Inc.	173,973	877,141
5,000	TreeHouse Foods Inc.†	212,859	251,900
124,650	Yakult Honsha Co. Ltd.	2,896,960	7,865,402
		62,336,675	252,981,552
	Health Care — 5.7%
8,000	Abbott Laboratories	437,037	872,160
25,400	AbbVie Inc.	2,293,691	3,422,142
18,000	AmerisourceBergen Corp.	751,806	3,463,740
29,220	Amgen Inc.	316,634	6,487,424
10,000	AstraZeneca plc, ADR	512,604	715,700
25,000	Bausch + Lomb Corp.†	404,836	501,750
26,000	Bausch Health Cos. Inc.†	258,692	208,000
40,300	Baxter International Inc.	1,335,742	1,836,068
7,750	Biogen Inc.†	109,602	2,207,588
2,000	BioMarin Pharmaceutical Inc.†	171,321	173,360
6,100	Bio-Rad Laboratories Inc., Cl. A†	1,056,666	2,312,632
81,450	Bristol-Myers Squibb Co.	2,068,595	5,208,728
15,000	Catalent Inc.†	1,254,863	650,400
2,000	Charles River Laboratories International Inc.†	452,768	420,500
7,450	Chemed Corp.	249,135	4,035,441
8,500	CONMED Corp.	162,114	1,155,065
15,000	DaVita Inc.†	860,714	1,507,050
104,400	Demant A/S†	968,535	4,414,069
30,000	DENTSPLY SIRONA Inc.	1,250,466	1,200,600
4,000	Elevance Health Inc.	1,097,882	1,777,160
80,000	Evolent Health Inc., Cl. A†	923,917	2,424,000
2,850	Galapagos NV, ADR†	143,306	115,881
4,000	Gerresheimer AG	255,351	450,011
9,500	Haleon plc	35,613	38,879
Shares		Cost	Market Value
10,000	Halozyme Therapeutics Inc.†	$499,652	$360,700
23,925	HCA Healthcare Inc.	2,674,227	7,260,759
87,336	Henry Schein Inc.†	2,487,450	7,082,950
2,500	ICU Medical Inc.†	487,145	445,475
725	Illumina Inc.†	183,634	135,930
5,400	Indivior plc†	16,699	125,021
20,000	Integer Holdings Corp.†	1,210,521	1,772,200
750	IQVIA Holdings Inc.†	150,402	168,578
23,750	Johnson & Johnson	1,575,883	3,931,100
12,325	Laboratory Corp. of America Holdings	2,107,356	2,974,392
4,000	McKesson Corp.	357,873	1,709,240
22,800	Medtronic plc	1,710,842	2,008,680
44,500	Merck & Co. Inc.	891,665	5,134,855
750	Moderna Inc.†	115,817	91,125
70,000	Option Care Health Inc.†	560,000	2,274,300
17,500	Perrigo Co. plc	575,020	594,125
26,200	Pfizer Inc.	1,164,856	961,016
14,000	QuidelOrtho Corp.†	169,394	1,160,040
350	Regeneron Pharmaceuticals Inc.†	38,211	251,489
42,500	Roche Holding AG, ADR	837,503	1,623,500
6,900	Stryker Corp.	321,481	2,105,121
28,794	Tenet Healthcare Corp.†	845,327	2,343,256
13,400	The Cigna Group	1,485,711	3,760,040
5,000	The Cooper Companies Inc.	1,336,925	1,917,150
1,500	UnitedHealth Group Inc.	177,389	720,960
3,700	Vertex Pharmaceuticals Inc.†	872,357	1,302,067
20,350	Zimmer Biomet Holdings Inc.	1,386,005	2,962,960
7,000	Zoetis Inc.	304,922	1,205,470
		41,916,157	101,980,847
	Hotels and Gaming — 1.0%
10,500	Accor SA	279,668	389,788
6,000	Churchill Downs Inc.	28,885	835,020
3,250	Entain plc	60,683	52,502
327,100	Genting Singapore Ltd.	251,550	227,354
9,500	Hyatt Hotels Corp., Cl. A	304,032	1,088,510
1,100	Las Vegas Sands Corp.†	993	63,800
2,994,100	Mandarin Oriental International Ltd.†	4,538,201	4,940,265
156,050	MGM Resorts International	1,476,210	6,853,716
17,100	Ryman Hospitality Properties Inc., REIT	140,947	1,588,932
1,123,350	The Hongkong & Shanghai Hotels Ltd.†	1,210,945	989,167
19,000	Universal Entertainment Corp.†	(109,654)	321,418

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
3,000	Wyndham Hotels & Resorts Inc.	$38,287	$205,710
6,550	Wynn Resorts Ltd.	320,837	691,745
		8,541,584	18,247,927
	Machinery — 6.5%
22,000	Astec Industries Inc.	908,870	999,680
101,250	Caterpillar Inc.	660,138	24,912,563
1,432,350	CNH Industrial NV	9,693,168	20,625,840
71,550	CNH Industrial NV, Borsa ltaliana	492,362	1,030,985
131,570	Deere & Co.	919,665	53,310,848
13,000	Mueller Water Products Inc., Cl. A	46,016	210,990
1,300	Otis Worldwide Corp.	102,690	115,713
132,375	Xylem Inc.	1,030,356	14,908,072
		13,853,265	116,114,691
	Manufactured Housing and Recreational Vehicles — 0.5%
25,000	Cavco Industries Inc.†	469,272	7,375,000
825	Nobility Homes Inc.	4,606	24,709
25,400	Skyline Champion Corp.†	123,299	1,662,430
		597,177	9,062,139
	Metals and Mining — 3.0%
48,350	Agnico Eagle Mines Ltd.	1,522,600	2,416,533
147,400	Barrick Gold Corp.	1,374,347	2,495,482
68,600	Franco-Nevada Corp.	2,314,941	9,782,360
105,550	Freeport-McMoRan Inc.	1,134,886	4,222,000
28,000	Kinross Gold Corp.	114,918	133,560
15,000	MP Materials Corp.†	202,910	343,200
431,850	Newmont Corp.	7,604,686	18,422,721
103,000	Royal Gold Inc.	4,359,376	11,822,340
74,750	Wheaton Precious Metals Corp.	1,410,547	3,230,695
		20,039,211	52,868,891
	Publishing — 1.7%
98,000	News Corp., Cl. A	482,233	1,911,000
67,480	S&P Global Inc.	512,025	27,052,057
118,050	The E.W. Scripps Co., Cl. A†	1,003,976	1,080,158
		1,998,234	30,043,215
	Real Estate — 0.6%
1,500	Alexandria Real Estate Equities Inc., REIT	232,088	170,235
8,500	Host Hotels & Resorts Inc., REIT	169,561	143,055
2,000	Prologis Inc., REIT	229,201	245,260
190,000	The St. Joe Co.	1,379,750	9,184,600
38,000	Weyerhaeuser Co., REIT	740,845	1,273,380
		2,751,445	11,016,530
Shares		Cost	Market Value
	Retail — 2.4%
66,600	AutoNation Inc.†	$686,932	$10,963,026
700	AutoZone Inc.†	692,314	1,745,352
21,000	CarMax Inc.†	1,382,562	1,757,700
25,535	Costco Wholesale Corp.	1,209,020	13,747,533
112,300	CVS Health Corp.	3,566,220	7,763,299
1,650	Dollar Tree Inc.†	199,258	236,775
1,025	Lowe’s Companies Inc.	129,809	231,343
1,050	NIKE Inc., Cl. B	114,383	115,889
10,000	Rush Enterprises Inc., Cl. B	151,639	680,600
2,375	Starbucks Corp.	233,886	235,268
1,650	Target Corp.	242,329	217,635
2,550	The Home Depot Inc.	78,942	792,132
86,000	The Kroger Co.	255,637	4,042,000
15,000	Walgreens Boots Alliance Inc.	549,850	427,350
1,775	Walmart Inc.	236,375	278,994
1,300	Zalando SE†	577,972	37,393
		10,307,128	43,272,289
	Specialty Chemicals — 0.9%
950	Air Products and Chemicals Inc.	257,006	284,554
122,000	DuPont de Nemours Inc.	5,195,817	8,715,680
46,000	H.B. Fuller Co.	341,761	3,289,460
8,500	International Flavors & Fragrances Inc.	304,771	676,515
13,000	Rogers Corp.†	1,732,142	2,105,090
21,200	Sensient Technologies Corp.	339,796	1,507,956
		8,171,293	16,579,255
	Telecommunications — 0.8%
2,200	AT&T Inc.	39,682	35,090
158,250	Deutsche Telekom AG, ADR	2,381,236	3,457,763
52,000	GCI Liberty Inc., Escrow†	0	2
14,000	Hellenic Telecommunications Organization SA	82,085	239,999
23,400	Hellenic Telecommunications Organization SA, ADR	93,977	200,070
5,600	Orange SA, ADR	59,112	65,184
6,675	SoftBank Group Corp., ADR	142,284	157,330
2,438,200	Telecom Italia SpA†	1,280,212	685,893
37,400	Telefonica Brasil SA, ADR	328,172	341,462
271,000	Telefonica SA, ADR	1,319,390	1,092,130
717,000	Telephone and Data Systems Inc.	14,068,271	5,900,910
104,213	Telesat Corp.†	2,384,248	981,686
18,700	TIM SA, ADR	136,557	285,923
1,000	VEON Ltd., ADR†	8,813	20,440

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
21,650	Verizon Communications Inc.	$483,127	$805,163
		22,807,166	14,269,045
	Transportation — 1.3%
1,100	Canadian National Railway Co.	117,444	133,177
10,000	Canadian Pacific Kansas City Ltd.	6,337	807,700
175,050	GATX Corp.	3,658,352	22,535,937
		3,782,133	23,476,814
	Wireless Communications — 0.3%
88,750	America Movil SAB de CV, ADR†	267,969	1,920,550
215,000	Operadora De Sites Mexicanos SAB de CV	257,222	203,733
22,135	T-Mobile US Inc.†	1,024,031	3,074,552
14,500	United States Cellular Corp.†	401,218	255,635
		1,950,440	5,454,470
	TOTAL COMMON STOCKS	456,399,744	1,770,979,885

	CLOSED-END FUNDS — 0.1%
2,000	Altaba Inc., Escrow†	0	4,680
10,700	Royce Global Value Trust Inc.	93,090	98,868
78,000	Royce Value Trust Inc.	935,793	1,076,400
		1,028,883	1,179,948
	TOTAL CLOSED-END FUNDS	1,028,883	1,179,948

	PREFERRED STOCKS — 0.0%
	Electronics — 0.0%
95	WESCO International Inc., Ser. A, 10.625%	2,517	2,538

	Retail — 0.0%
25,000	Qurate Retail Inc., 8.000%, 03/15/31	1,232,768	938,000

	TOTAL PREFERRED STOCKS	1,235,285	940,538

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
1,694	Weatherford International plc, expire 12/13/23†	0	712
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.8%
$13,790,000	U.S. Treasury Bills, 5.061% to 5.313%††, 08/10/23 to 09/28/23	$13,667,576	$13,670,764

	TOTAL INVESTMENTS — 100.0%	$472,331,488	1,786,771,847

	Other Assets and Liabilities (Net) — (0.0)%		427,503

	NET ASSETS — 100.0%		$1,787,199,350

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments, at value (cost $472,331,488)	$1,786,771,847
Foreign currency, at value (cost $92,512)	92,385
Receivable for investments sold	2,310,181
Receivable for Fund shares sold	24,387
Dividends and interest receivable	2,166,899
Prepaid expenses	71,691
Total Assets	1,791,437,390
Liabilities:
Payable to bank	47,779
Payable for investments purchased	620,954
Payable for Fund shares redeemed	1,216,991
Payable for investment advisory fees	1,436,879
Payable for distribution fees	266,945
Payable for accounting fees	7,500
Payable for shareholder services fees	270,133
Other accrued expenses	370,859
Total Liabilities	4,238,040
Net Assets
(applicable to 35,155,910 shares outstanding)	$1,787,199,350
Net Assets Consist of:
Paid-in capital	$362,631,561
Total distributable earnings	1,424,567,789
Net Assets	$1,787,199,350

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,275,982,919 ÷ 25,061,993 shares outstanding)	$50.91
Class A:
Net Asset Value and redemption price per share ($34,027,541 ÷ 679,158 shares outstanding)	$50.10
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$53.16
Class C:
Net Asset Value and offering price per share ($4,849,112 ÷ 111,538 shares outstanding)	$43.47	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($472,339,778 ÷ 9,303,221 shares outstanding)	$50.77

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $333,008)	$14,557,432
Interest	282,151
Total Investment Income	14,839,583
Expenses:
Investment advisory fees	8,915,858
Distribution fees - Class AAA	1,568,195
Distribution fees - Class A	41,820
Distribution fees - Class C	24,764
Shareholder services fees	506,952
Custodian fees	210,901
Shareholder communications expenses	175,997
Trustees’ fees	80,514
Legal and audit fees	48,926
Registration expenses	37,719
Interest expense	28,753
Accounting fees	22,500
Miscellaneous expenses	70,439
Total Expenses	11,733,338
Less:
Expenses paid indirectly by broker (See Note 6)	(12,048)
Net Expenses	11,721,290
Net Investment Income	3,118,293

Net Realized and Unrealized Gain/(Loss) on Investments, Redemption In-Kind, and Foreign Currency:
Net realized gain on investments	74,002,582
Net realized gain on in-kind transactions	44,581,272
Net realized loss on foreign currency transactions	(18,479)
Net realized gain on investments, redemption in-kind, and foreign currency transactions	118,565,375
Net change in unrealized appreciation/depreciation:
on investments	3,426,304
on foreign currency translations	7,563
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	3,433,867
Net Realized and Unrealized Gain/(Loss) on Investments, Redemption In-Kind, and Foreign Currency	121,999,242
Net Increase in Net Assets Resulting from Operations	$125,117,535

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations:
Net investment income	$3,118,293	$5,799,184
Net realized gain on investments, redemption in-kind, and foreign currency transactions	118,565,375	176,761,064
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	3,433,867	(419,042,269)
Net Increase/(Decrease) in Net Assets Resulting from Operations	125,117,535	(236,482,021)

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(115,304,660)
Class A	—	(3,055,017)
Class C	—	(552,633)
Class I	—	(53,526,916)
Total Distributions to Shareholders	—	(172,439,226)

Shares of Beneficial Interest Transactions:
Class AAA	(56,714,509)	(56,190,901)
Class A	(740,852)	(3,476,096)
Class C	(1,455,526)	(3,094,817)
Class I	(114,319,532)	64,826,508
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(173,230,419)	2,064,694

Redemption Fees	71	558

Net Decrease in Net Assets	(48,112,813)	(406,855,995)

Net Assets:
Beginning of year	1,835,312,163	2,242,168,158
End of year	$1,787,199,350	$1,835,312,163

See accompanying notes to financial statements.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2023(e)	$47.51	$0.07	$3.33	$3.40	$—	$—	$—	$0.00	$50.91	7.16%	$1,275,983	0.29	%(f)	1.38	%(f)	2%
2022	58.56	0.12	(6.39)	(6.27)	(0.09)	(4.69)	(4.78)	0.00	47.51	(10.63)	1,245,183	0.23		1.35		5
2021	54.05	0.08	10.15	10.23	(0.19)	(5.53)	(5.72)	0.00	58.56	18.93	1,584,831	0.13		1.33		5
2020	55.02	0.13	5.99	6.12	(0.17)	(6.92)	(7.09)	0.00	54.05	11.23	1,544,305	0.25		1.36		4
2019	49.44	0.22	10.88	11.10	(0.23)	(5.29)	(5.52)	0.00	55.02	22.43	1,674,315	0.40		1.36		4
2018	58.97	0.19	(4.77)	(4.58)	(0.17)	(4.78)	(4.95)	0.00	49.44	(7.69)	1,566,040	0.32		1.35		2
Class A
2023(e)	$46.75	$0.07	$3.28	$3.35	$—	$—	$—	$0.00	$50.10	7.17%	$34,027	0.29	%(f)	1.38	%(f)	2%
2022	57.63	0.12	(6.29)	(6.17)	(0.09)	(4.62)	(4.71)	0.00	46.75	(10.63)	32,436	0.23		1.35		5
2021	53.28	0.08	10.01	10.09	(0.21)	(5.53)	(5.74)	0.00	57.63	18.93	43,714	0.14		1.33		5
2020	54.33	0.13	5.91	6.04	(0.17)	(6.92)	(7.09)	0.00	53.28	11.23	36,656	0.25		1.36		4
2019	48.88	0.22	10.76	10.98	(0.24)	(5.29)	(5.53)	0.00	54.33	22.45	38,598	0.41		1.36		4
2018	58.36	0.19	(4.72)	(4.53)	(0.17)	(4.78)	(4.95)	0.00	48.88	(7.69)	29,477	0.32		1.35		2
Class C
2023(e)	$40.72	$(0.10)	$2.86	$2.76	$—	$—	$—	$0.00	$43.48	6.78%	$4,849	(0.48	)%(f)	2.13	%(f)	2%
2022	50.48	(0.24)	(5.50)	(5.74)	—	(4.02)	(4.02)	0.00	40.72	(11.30)	5,966	(0.53)		2.10		5
2021	47.45	(0.30)	8.86	8.56	—	(5.53)	(5.53)	0.00	50.48	18.04	10,721	(0.57)		2.08		5
2020	49.30	(0.23)	5.30	5.07	—	(6.92)	(6.92)	0.00	47.45	10.41	20,863	(0.50)		2.11		4
2019	44.91	(0.19)	9.87	9.68	—	(5.29)	(5.29)	0.00	49.30	21.53	32,334	(0.37)		2.11		4
2018	54.28	(0.23)	(4.36)	(4.59)	—	(4.78)	(4.78)	0.00	44.91	(8.38)	40,549	(0.43)		2.10		2
Class I
2023(e)	$47.32	$0.13	$3.32	$3.45	$—	$—	$—	$0.00	$50.77	7.29%	$472,340	0.52	%(f)	1.13	%(f)	2%
2022	58.36	0.26	(6.38)	(6.12)	(0.23)	(4.69)	(4.92)	0.00	47.32	(10.41)	551,727	0.49		1.10		5
2021	53.88	0.23	10.14	10.37	(0.36)	(5.53)	(5.89)	0.00	58.36	19.24	602,902	0.38		1.08		5
2020	54.86	0.26	5.98	6.24	(0.30)	(6.92)	(7.22)	0.00	53.88	11.50	487,188	0.51		1.11		4
2019	49.30	0.36	10.87	11.23	(0.38)	(5.29)	(5.67)	0.00	54.86	22.76	514,387	0.65		1.11		4
2018	58.85	0.34	(4.78)	(4.44)	(0.33)	(4.78)	(5.11)	0.00	49.30	(7.46)	498,494	0.57		1.10		2

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(d)	The Fund incurred interest expense. For the year ended December 31, 2020, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.35% (Class AAA and Class A), 2.10% (Class C), and 1.10% (Class I). For all remaining years, there was no impact on the expense ratios.
(e)	For the six months ended June 30, 2023, unaudited.
(f)	Annualized.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Asset Fund was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is growth of capital. The Fund’s secondary goal is to provide current income. The Fund commenced investment operations on March 3, 1986.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Telecommunications	$14,269,043	$2	$14,269,045
Other Industries (a)	1,756,710,840	—	1,756,710,840
Total Common Stocks	1,770,979,883	2	1,770,979,885
Closed-End Funds	1,175,268	4,680	1,179,948
Preferred Stocks (a)	940,538	—	940,538
Warrants (a)	712	—	712
U.S. Government Obligations	—	13,670,764	13,670,764
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,773,096,401	$13,675,446	$1,786,771,847

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at June 30, 2023 or December 31, 2022.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2023, the Fund did not hold restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2023, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to utilization of tax equalization and prior year long term capital gain reversal on real estate investment trusts. These reclassifications have no impact on the NAV of the Fund.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2022 was as follows:

Distributions paid from:*
Ordinary income (inclusive of short term capital gains)	$4,513,125
Net long term capital gains	175,863,580
Total distributions paid	$180,376,705

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2023:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$480,328,158	$1,340,567,918	$(34,124,229)	$1,306,443,689

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2023, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2023, other than short term securities and U.S. Government obligations, aggregated $29,426,318 and $132,792,085, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2023, the Fund paid $6,302 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $531 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2023, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $12,048.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2023, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 28, 2024 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations.

The average daily amount of borrowings outstanding under the line of credit for the 5 days of borrowings during the six months ended. The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2023 was $17,082,600 with a weighted average interest rate of 5.64%. The maximum amount borrowed at any time during the six months ended June 30, 2023 was $26,912,000.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2023 and the fiscal year ended December 31, 2022, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	147,363	$7,318,197	211,857	$11,299,992
Shares issued upon reinvestment of distributions	—	—	2,318,170	108,992,689
Shares redeemed	(1,296,093)	(64,032,706)	(3,381,409)	(176,483,582)
Net decrease	(1,148,730)	$(56,714,509)	(851,382)	$(56,190,901)
Class A
Shares sold	29,398	$1,404,270	56,952	$2,984,631
Shares issued upon reinvestment of distributions	—	—	61,889	2,864,851
Shares redeemed	(44,066)	(2,145,122)	(183,537)	(9,325,578)
Net decrease	(14,668)	$(740,852)	(64,696)	$(3,476,096)
Class C
Shares sold	665	$28,202	3,621	$170,656
Shares issued upon reinvestment of distributions	—	—	13,532	545,603
Shares redeemed	(35,658)	(1,483,728)	(83,004)	(3,811,076)
Net decrease	(34,993)	$(1,455,526)	(65,851)	$(3,094,817)
Class I
Shares sold	261,080	$12,854,350	2,130,124	$111,788,843
Shares issued upon reinvestment of distributions	—	—	931,582	43,614,881
Shares redeemed	(2,618,353)	(127,173,882)	(1,732,824)	(90,577,217)
Net increase/(decrease)	(2,357,273)	$(114,319,532)	1,328,882	$64,826,507

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on May 17, 2023, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of March 31, 2023) of the Fund against a peer group of nine other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional multi-cap value funds, regardless of asset size or primary channel of distribution, as represented by Lipper Multi-Cap Value Index. The Independent Board Members noted that the Fund’s performance was in the second quartile for the one and five year periods, and in the third quartile for the three and ten year periods as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the first quintile for the one year period, fourth quintile for the three and ten year periods, and the third quintile for the five year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a large portion of the Fund’s portfolio transactions were executed by an affiliated broker and that another affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and a peer group of nineteen other multi-cap value funds selected by Broadridge and noted that the advisory fee includes substantially all administrative services for the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were the highest among the funds selected by Broadridge, that they were above average within the Adviser Peer Group, and that the Fund’s size was comparable with a majority of these peers. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

The Gabelli Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were acceptable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing, and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Brian C. Sponheimer is a portfolio manager and research analyst, responsible for coverage of automotive, trucking, and machinery stocks. In 2010, 2011, and 2016, Mr. Sponheimer was recognized by various financial publications, including the Wall Street Journal and the Financial Times, as a “Best on the Street” analyst. He began his business career in institutional equities at CIBC World Markets in New York and Boston. Mr.Sponheimer graduated cum laude from Harvard University with a BA in Government and received an MBA in Finance and Economics from Columbia Business School.

Sarah Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a portfolio manager of Gabelli Funds, LLC, a Senior Vice President, and the Food, Household, and Personal Care products research analyst for Gabelli & Company. In 2013, she was named the Health & Wellness research platform leader. Ms. Donnelly received a BS in Business Administration with a concentration in Finance and minor in History from Fordham University.

Melody Prenner Bryant joined GAMCO Investors, Inc. in September 2018 and is a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Previously, Ms. Prenner Bryant was a managing director and chief investment officer for Trevor Stewart Burton & Jacobsen Inc., a New York based registered investment adviser. She has held senior and portfolio management positions at Neuberger Berman, LLC, John A. Levin & Co., and Kempner Asset Management. Ms. Prenner Bryant received her BA in Political Science from The State University of New York at Binghamton and attended the Leonard N. Stern School of Business, New York University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND One Corporate Center Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Chief Investment

Officer,

Financial Security Assurance

Holdings Ltd.

John D. Gabelli

Former Senior Vice President,

G.research, LLC

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

John C. Ball

President & Treasurer

Peter Goldstein

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND

DIVIDEND DISBURSING
AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q223SR

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Asset Fund

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 6, 2023

*	Print the name and title of each signing officer under his or her signature.